Investments in affiliates	12 Months Ended
Dec. 31, 2020
Investments in affiliates
Investments in affiliates

6. Investments in affiliates

In August 2015, an affiliated company Gemini Shipholdings Corporation (“Gemini”) was formed by the Company and Virage International Ltd. (“Virage”), a company controlled by the Company’s largest shareholder. Gemini acquired a 100% interest in two entities with finance leases in accordance with ASC 842 for the container vessels Suez Canal and Genoa and two entities that own the container vessels Catherine C and Leo C. In August 2019, a subsidiary of Gemini acquired a 8,533 TEU container vessel built in 2006 renamed to Belita. Gemini financed these acquisitions with the assumption of finance lease obligations of $35.4 million, $30.0 million of borrowings under secured loan facilities and an aggregate of $47.4 million from equity contributions from the Company and Virage, which subscribed in cash for 49% and 51%, respectively, of Gemini’s issued and outstanding share capital. As of December 31, 2020, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co	Belita	2006	8,533	August 26, 2019

The Company has determined that Gemini is a variable interest entity of which the Company is not the primary beneficiary, and as such, this affiliated company is accounted for under the equity method and recorded under “Equity income on investments” in the Consolidated Statements of Operations. The Company does not guarantee the debt of Gemini and its subsidiaries and has the right to purchase all of the beneficial interest in Gemini that it does not own for fair market value at any time after December 31, 2018, to the extent permitted under its credit facilities. The net assets of Gemini total $31.2 million and $18.3 million as of December 31, 2020 and December 31, 2019, respectively. The Company’s exposure is limited to its share of the net assets of Gemini proportionate to its 49% equity interest in Gemini.

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	2020	2019	2018
Current assets	$11,524	$6,242
Non-current assets	$69,149	$69,740
Current liabilities	$7,585	$9,892
Long-term liabilities	$41,920	$47,795
Net operating revenues	$31,844	$20,264	$18,885
Net income	$12,873	$3,268	$2,787